RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (FY) (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Sep. 30, 2020	Aug. 19, 2020
Restatement of Previously Issued Financial Statement [Abstract]
Common stock, possible redemption (in shares)		17,250,000	17,250,000	3,111,956
Balance Sheet [Abstract]
Total Assets	$ 176,416,235			$ 176,864,117	$ 154,056,837
Total liabilities	24,540,535			34,577,368	28,393,183
Class A ordinary shares subject to possible redemption	175,087,500	$ 175,087,500	$ 175,087,500	175,087,500
Preferred shares	0			0	0
Additional paid-in capital	0	0	0	0	0
Accumulated deficit	(23,212,231)	(24,870,128)	(22,214,840)	(32,801,182)	(26,586,777)
Total shareholders' equity (deficit)	(23,211,800)	(24,869,697)	(22,214,409)	(32,800,751)	(26,586,346)	$ 20,000	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	$ 176,416,235			176,864,117	154,056,837
Maximum [Member]
Restatement of Previously Issued Financial Statement [Abstract]
Net tangible asset threshold for redeeming Public Shares				$ 5,000,001
Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statement [Abstract]
Common stock, possible redemption (in shares)	17,250,000			17,250,000
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				$ 175,087,500	152,250,000
Ordinary shares	$ 0	$ 0	$ 0	0	0
Class B Ordinary Shares [Member]
Balance Sheet [Abstract]
Ordinary shares	$ 431			431	431
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Restatement of Previously Issued Financial Statement [Abstract]
Common stock, possible redemption (in shares)		14,307,172	14,568,777
Balance Sheet [Abstract]
Total Assets				176,864,117	154,056,837
Total liabilities				34,577,368	28,393,183
Class A ordinary shares subject to possible redemption		$ 145,217,796	$ 147,873,086
Preferred shares				0	0
Additional paid-in capital		4,866,988	2,211,724	12,797,958	7,920,772
Accumulated deficit		132,294	2,787,582	(7,798,760)	(4,785,937)
Total shareholders' equity (deficit)		5,000,007	5,000,005	5,000,001	5,000,001
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)				176,864,117	154,056,837
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				137,286,748	120,663,653
Ordinary shares		$ 294	$ 268	372	311
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member] | Class B Ordinary Shares [Member]
Balance Sheet [Abstract]
Ordinary shares				431	431
Adjustment [Member]
Restatement of Previously Issued Financial Statement [Abstract]
Common stock, possible redemption (in shares)		2,942,828	2,681,223
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption		$ 29,869,704	$ 27,214,414
Preferred shares				0	0
Additional paid-in capital		(4,866,988)	(2,211,724)	(12,797,958)	(7,920,772)
Accumulated deficit		(25,002,422)	(25,002,422)	(25,002,422)	(21,800,841)
Total shareholders' equity (deficit)		(29,869,704)	(27,214,414)	(37,800,752)	(31,586,347)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)				0	0
Adjustment [Member] | Class A Ordinary Shares [Member]
Balance Sheet [Abstract]
Class A ordinary shares subject to possible redemption				37,800,752	31,586,347
Ordinary shares		$ (294)	$ (268)	(372)	(311)
Adjustment [Member] | Class B Ordinary Shares [Member]
Balance Sheet [Abstract]
Ordinary shares				$ 0	$ 0